SUMMARY OF DETAILS OF THE SUBSIDIARIES OF THE COMPANY (Details)	12 Months Ended
Dec. 31, 2025
WJ Energy Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Jun. 03, 2014
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
PT Green World Nusantara [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Feb. 27, 2015
Place of Incorporation	Indonesia
Percentage of effective ownership	100.00%
Principal Activities	Kruh Block operation
PT Harvel Nusantara Energi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Mar. 20, 2017
Place of Incorporation	Indonesia
Percentage of effective ownership	100.00%
Principal Activities	Holding company
PT Cogen Nusantara Energi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	Dec. 07, 2017
Place of Incorporation	Indonesia
Percentage of effective ownership	100.00%
Principal Activities	Citarum Block operation
PT Hutama Wiranusa Energi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	May 14, 2018
Place of Incorporation	Indonesia
Percentage of effective ownership	100.00%
Principal Activities	Citarum Block operation